INTANGIBLE ASSETS, NET - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Impairment of indefinite-lived intangible assets		$ 0	$ 0	$ 0
Impairment of intangible assets, finite-lived			0	$ 0
Intangible assets, net		$ 50,050
Series D Preferred Stock
Finite-Lived Intangible Assets [Line Items]
Stock issued during period (in shares)	25,661,448	5,132,291
In-process R&D
Finite-Lived Intangible Assets [Line Items]
Impairment of indefinite-lived intangible assets			12,100
S-Way platform license
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net		$ 50,000
Useful life		7 years
Trademarks
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets, finite-lived		$ 300
Intangible assets, net			$ 323
Useful life		12 years